Employee Defined Contribution (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Employee Defined Contribution [Abstract]
Expensed incurred	¥ 2,851	¥ 6,053	¥ 9,338